Derivative Instruments - Schedule of Level 3 Derivatives Activity (Details) - Physical Liquefaction Supply Derivatives [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 79	$ 32		$ 0
Realized and mark-to-market gains (losses):
Included in cost of sales	(37)	48	[1]	32
Purchases and settlements:
Purchases	14	1		0
Settlements	(12)	(2)	[1]	0
Transfers out of Level 3	(1)	0		0
Balance, end of period	43	79		32
Change in unrealized gains relating to instruments still held at end of period	$ (37)	49		$ 32
Decrease in Fair Value Realized and Capitalized During Period		$ 1

[1]	Does not include the decrease in fair value of $1 million related to the realized gains capitalized during the year ended December 31, 2016.